UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit Everest Fund

	Shares	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 14.6%
Avis Budget Group, Inc.	45,780	$992,968
CBS Corporation - Class B	41,474	1,293,160
Gannett Co, Inc.	24,700	1,493,362
Home Depot, Inc.	53,500	2,148,560
Honda Motor Co. Ltd. - ADR	25,900	1,024,086
Idearc, Inc. (a)	2,020	57,873
News Corp. - Class B	43,900	977,214
Sony Corp. - ADR	44,200	1,893,086
Target Corp.	14,500	827,225
Time Warner, Inc.	90,300	1,966,734
Viacom, Inc. - Class B (a)	31,674	1,299,584
Wyndham Worldwide Corp. (a)	23,160	741,583
		14,715,435

Consumer Staples - 5.6%
Altria Group, Inc.	22,400	1,922,368
CVS Corp.	55,300	1,709,323
Unilever NV - ADR	75,900	2,068,275
		5,699,966

Energy - 12.2%
Chevron Corp.	32,406	2,382,813
ConocoPhillips	36,954	2,658,840
Devon Energy Corp.	29,900	2,005,692
Exxon Mobil Corp.	22,100	1,693,523
Nabors Industries Ltd. (a)	57,900	1,724,262
Royal Dutch Shell PLC - ADR	26,600	1,883,014
		12,348,144

Financials - 24.5%
AllianceBernstein Holding LP	22,000	1,768,800
The Allstate Corp.	23,000	1,497,530
Bank of America Corp.	39,792	2,124,495
The Bank of New York Co., Inc.	36,500	1,437,005
Berkshire Hathaway, Inc. (a)	245	898,170
Capital One Financial Corp.	26,100	2,005,002
Citigroup, Inc.	45,000	2,506,500
Fifth Third Bancorp	42,300	1,731,339
Genworth Financial, Inc. - Class A	68,000	2,326,280
Hartford Financial Services Group, Inc.	10,900	1,017,079
JPMorgan Chase & Co.	31,464	1,519,711
Legg Mason, Inc.	21,500	2,043,575
Morgan Stanley	14,000	1,140,020
New York Community Bancorp, Inc.	101,200	1,629,320
The St. Paul Travelers Companies, Inc.	20,600	1,106,014
		24,750,840

Health Care - 6.2%
GlaxoSmithKline PLC - ADR	38,500	2,031,260
Pfizer, Inc.	78,800	2,040,920
UnitedHealth Group, Inc.	39,700	2,133,081
		6,205,261

Industrials - 10.1%
3M Co.	11,200	872,816
FedEx Corp.	17,700	1,922,574
General Electric Co.	47,600	1,771,196
Honeywell International, Inc.	41,900	1,895,556
Ingersoll-Rand Co. Ltd. - Class A	48,500	1,897,805
Tyco International Ltd.	61,300	1,863,520
		10,223,467

Materials - 5.7%
The Dow Chemical Co.	45,000	1,797,300
EI Du Pont de Nemours & Co.	19,600	954,716
Newmont Mining Corp.	44,700	2,018,205
Phelps Dodge Corp.	8,400	1,005,648
		5,775,869

Technology - 6.8%
Cisco Systems, Inc. (a)	44,500	1,216,185
International Business Machines Corp.	16,000	1,554,400
Motorola, Inc.	108,800	2,236,928
Nokia OYJ - ADR	92,000	1,869,440
		6,876,953

Utilities - 11.0%
AT&T, Inc.	47,100	1,683,825
Citizens Communications Co.	70,300	1,010,211
Dominion Resources, Inc.	16,900	1,416,896
Duke Energy Corporation	58,448	1,941,058
The Southern Co.	40,800	1,503,888
Sprint Nextel Corp.	82,100	1,550,869
Verizon Communications, Inc.	53,900	2,007,236
		11,113,983

TOTAL COMMON STOCKS (Cost $83,604,692)		97,709,918
SHORT TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
Northern Institutional Diversified Assets Portfolio	3,927,494	3,927,494
TOTAL SHORT TERM INVESTMENTS (Cost $3,927,494)		3,927,494
Total Investments (Cost $87,532,186) (b) - 100.6%		101,637,412
Liabilities in Excess of Other Assets - (0.6)%		(656,020)
TOTAL NET ASSETS - 100.0%		$100,981,392

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $87,577,479 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $15,013,759 and $(953,826) respectively, with a net appreciation / (depreciation) of $14,059,933.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit Large Cap Growth Fund

	Shares	Value
COMMON STOCKS - 81.3%
Consumer Discretionary - 12.1%
Comcast Corp. (a)	170	$7,196
eBay, Inc. (a)	250	7,517
Lowe's Companies, Inc.	160	4,984
Target Corp.	50	2,853
Time Warner, Inc.	350	7,623
		30,173

Consumer Staples - 7.9%
Constellation Brands, Inc. - Class A (a)	170	4,934
PepsiCo, Inc.	100	6,255
Procter & Gamble Co.	75	4,820
Whole Foods Market, Inc.	75	3,520
		19,529

Energy - 6.1%
Chevron Corp.	50	3,677
Devon Energy Corp.	50	3,354
Exxon Mobil Corp.	30	2,299
Marathon Oil Corp.	30	2,775
Schlumberger Ltd.	50	3,158
		15,263

Financials - 5.8%
American Express Co.	120	7,280
Citigroup, Inc.	130	7,241
		14,521

Health Care - 17.0%
Abbott Laboratories	100	4,871
Eli Lilly & Co.	100	5,210
Genentech, Inc. (a)	60	4,868
Medtronic, Inc.	50	2,675
Novartis AG - ADR	130	7,467
Schering Plough Corporation	200	4,728
UnitedHealth Group, Inc.	100	5,373
Varian Medical Systems, Inc. (a)	150	7,136
		42,328

Industrials - 13.5%
FedEx Corp.	75	8,147
General Electric Co.	230	8,558
Illinois Tool Works, Inc.	75	3,464
Ingersoll-Rand Co.	50	1,957
Raytheon Co.	100	5,280
United Technologies Corp.	100	6,252
		33,658

Information Technology - 17.1%
Apple Computer, Inc. (a)	75	6,363
Autodesk, Inc. (a)	120	4,855
Cisco Systems, Inc. (a)	200	5,466
Intel Corp.	350	7,087
Microsoft Corp.	250	7,465
Qualcomm, Inc.	100	3,779
Western Union Co.	330	7,399
		42,414

Utilities - 1.8%
Atmos Energy Corp.	50	1,595
Exelon Corp.	25	1,547
FPL Group, Inc.	25	1,361
		4,503

TOTAL COMMON STOCKS (Cost $203,176)		202,389

INVESTMENT COMPANIES - 16.6%
Financial Select Sector SPDR Fund	150	5,511
Select Sector SPDR Trust	1,220	35,739
TOTAL INVESTMENT COMPANIES (Cost $41,462)		41,250
SHORT TERM INVESTMENTS - 100.4%
Money Market Funds - 100.4%
Northern Institutional Diversified Assets Portfolio	250,000	250,000
TOTAL SHORT TERM INVESTMENTS (Cost $250,000)		250,000
Total Investments (Cost $494,638) (b) - 198.3%		493,639
Liabilities in Excess of Other Assets - (98.3)%		(244,675)
TOTAL NET ASSETS - 100.0%		$248,964

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $494,638 and gross unrealized appreciation and depreciation of securities as of December 31, 2006, was $398 and ($1,397) respectively, with a net appreciation / (depreciation) of ($999).

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit Nasdaq-100 Index Fund

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 19.4%
Amazon.Com, Inc. (a)	2,972	$117,275
American Eagle Outfitters (c)	2,550	79,585
Apollo Group, Inc. - Class A (a) (c)	1,934	75,368
Bed Bath & Beyond, Inc. (a)	4,157	158,382
Comcast Corp. (a)	10,450	442,348
Discovery Holding Co. (a)	2,584	41,577
eBay, Inc. (a)	11,256	338,468
EchoStar Communications Corp. - Class A (a)	2,312	87,925
Expedia, Inc. (a) (c)	3,570	74,899
Garmin Ltd. (c)	2,170	120,782
IAC/InterActiveCorp (a)	3,310	123,000
Lamar Advertising Co. - Class A (a) (c)	899	58,786
Liberty Global, Inc. (a) (c)	2,298	66,987
Liberty Media Corp. - Interactive (a)	6,622	142,837
NTL, Inc. (c)	3,848	97,123
PetSmart, Inc.	1,536	44,329
Ross Stores, Inc.	1,528	44,770
Sears Holdings Corporation (a) (c)	1,762	295,893
Sirius Satellite Radio, Inc. (a) (c)	16,512	58,452
Staples, Inc.	5,294	141,350
Starbucks Corp. (a)	11,474	406,409
Wynn Resorts Ltd. (c)	1,212	113,746
XM Satellite Radio Holdings, Inc. - Class A (a) (c)	3,449	49,838
		3,180,129

Consumer Staples - 1.3%
Costco Wholesale Corp.	2,646	139,894
Whole Foods Market, Inc. (c)	1,506	70,677
		210,571

Energy - 0.2%
Patterson-UTI Energy, Inc. (c)	1,750	40,652
Health Care - 13.6%
Amgen, Inc. (a)	5,959	407,059
Amylin Pharmaceuticals, Inc. (a) (c)	1,369	49,380
Biogen Idec, Inc. (a)	4,020	197,744
Biomet, Inc.	3,578	147,664
Celgene Corp. (a) (c)	4,082	234,838
Dentsply International, Inc.	1,591	47,491
Express Scripts, Inc. (a)	1,324	94,799
Genzyme Corp. (a)	3,614	222,550
Gilead Sciences, Inc. (a)	4,944	321,014
Intuitive Surgical, Inc. (a) (c)	400	38,360
MedImmune, Inc. (a)	2,782	90,053
Patterson Companies, Inc. (a) (c)	1,496	53,123
Sepracor, Inc. (a) (c)	1,167	71,864
Teva Pharmaceutical Industries Ltd. - ADR	6,627	205,967
Vertex Pharmaceuticals, Inc. (a)	1,427	53,398
		2,235,304

Industrials - 4.2%
American Power Conversion Corp.	2,146	65,646
C.H. Robinson Worldwide, Inc.	1,858	75,974
Cintas Corp.	2,103	83,510
Expeditors International Washington, Inc.	2,273	92,056
Fastenal Co.	1,566	56,188
Joy Global, Inc.	1,280	61,875
Monster Worldwide, Inc. (a)	1,429	66,649
Paccar, Inc.	3,038	197,166
		699,064

Information Technology - 59.2%
Activision, Inc. (a) (c)	2,775	47,841
Adobe Systems, Inc. (a)	6,206	255,191
Akamai Technologies, Inc. (a)	1,637	86,957
Altera Corp. (a)	5,481	107,866
Apple Computer, Inc. (a)	12,999	1,102,835
Applied Materials, Inc.	7,777	143,486
Autodesk, Inc. (a)	2,640	106,814
BEA Systems, Inc. (a)	3,999	50,307
Broadcom Corp. - Class A (a)	4,641	149,951
Cadence Design Systems, Inc. (a) (c)	3,191	57,151
CDW Corp.	895	62,936
Check Point Software Technologies (a) (c)	2,557	56,049
Checkfree Corp. (a) (c)	912	36,626
Cisco Systems, Inc. (a)	23,661	646,655
Citrix Systems, Inc. (a)	2,369	64,082
Cognizant Technology Solutions Corp. - Class A (a)	1,504	116,049
Comverse Technology, Inc. (a) (c)	2,276	48,046
Dell, Inc. (a)	9,131	229,097
Electronic Arts, Inc. (a)	3,396	171,023
Fiserv, Inc. (a)	2,362	123,816
Flextronics International Ltd. (a) (c)	6,815	78,236
Google, Inc. - Class A (a)	1,482	682,431
Infosys Technologies Ltd - ADR (c)	1,206	65,799
Intel Corp.	21,920	443,880
Intuit, Inc. (a)	4,804	146,570
Juniper Networks, Inc. (a)	4,036	76,442
KLA-Tencor Corp.	2,630	130,843
Lam Research Corp. (a)	1,615	81,751
Linear Technology Corp.	4,344	131,710
Marvell Technology Group Ltd. (a)	6,061	116,311
Maxim Integrated Products, Inc.	4,877	149,334
Microchip Technology, Inc.	1,940	63,438
Microsoft Corp.	36,927	1,102,640
Network Appliance, Inc. (a)	4,219	165,722
Nvidia Corp. (a)	3,757	139,047
Oracle Corp. (a)	23,730	406,732
Paychex, Inc.	3,922	155,076
Qualcomm, Inc.	21,766	822,537
Research In Motion Ltd. (a)	2,010	256,838
SanDisk Corp. (a) (c)	2,272	97,764
Sun Microsystems, Inc. (a)	16,547	89,685
Symantec Corp. (a)	10,645	221,948
Telefonaktiebolaget LM Ericsson - ADR (c)	1,110	44,655
Tellabs, Inc. (a)	2,770	28,420
VeriSign, Inc. (a)	2,490	59,885
Xilinx, Inc. (c)	4,896	116,574
Yahoo!, Inc. (a)	7,206	184,041
		9,721,087

Materials - 0.3%
Sigma-Aldrich Corp.	691	53,705
Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a) (c)	12,534	70,191
Millicom International Cellular S.A. (a) (c)	1,059	65,277
NII Holdings, Inc. (a)	1,669	107,550
		243,018

TOTAL COMMON STOCKS (Cost $11,764,451)		16,383,530
SHORT TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Northern Institutional Diversified Assets Portfolio	181,563	181,563
TOTAL SHORT TERM INVESTMENTS (Cost $181,563)		181,563
Total Investments (Cost $11,946,014) (b) - 100.8%		16,565,093
Northern Institutional Liquid Assets Portfolio (d) - 11.9%		1,958,556
Liabilities in Excess of Other Assets - (12.7)%		(2,097,314)
TOTAL NET ASSETS - 100.0%		$16,426,335

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $12,213,160 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $5,283,723 and ($931,790), respectively, with a net appreciation / (depreciation) of $4,351,933.
(c)	All or a portion of the security is out on loan.
(d)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,103,305, $1,958,556, and $200,443, respectively.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit Bond Fund

	Shares	Value
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.1%
Avado Brands, Inc. (a) (g) (i)	4,803	$57,636
Intermet Corp. (a) (g)	4,772	28,634
		86,270

Energy - 0.1%
Elk Horn Coal Co. LLC (a) (i)	196,350	113,902
TOTAL COMMON STOCKS (Cost $258,107)		200,172

PREFERRED STOCKS - 0.3%
Consumer Discretionary - 0.3%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	43	321,595
TOTAL PREFERRED STOCKS (Cost $290,025)		321,595

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.3%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 10/02/2022	$601,380	$635,960
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	387,914
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	153,886	153,322
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	443,252	328,520
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	253,529	246,118
Stingray Pass-Through Trust
Series 2005, 5.902%, 01/12/2015 (b)	400,000	370,000
TOTAL ASSET BACKED SECURITIES (Cost $2,171,197)		2,121,834

CORPORATE BONDS - 42.6%
Consumer Discretionary - 8.5%
Cadmus Communications Corp.
8.375%, 06/15/2014	187,000	186,065
Cox Communications, Inc.
5.450%, 12/15/2014 (e)	1,139,000	1,109,651
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013 (e)	750,000	770,029
Echostar DBS Corporation
6.625%, 10/01/2014	375,000	365,625
Ethan Allen Global, Inc.
5.375%, 10/01/2015	700,000	662,759
Home Depot, Inc.
5.250%, 12/16/2013	350,000	347,397
Idearc, Inc.
8.000%, 11/15/2016 (b)	300,000	304,500
Intcomex, Inc.
11.750%, 01/15/2011 (b)	375,000	371,250
MDC Holdings, Inc.
5.500%, 05/15/2013 (e)	350,000	334,636
Mohawk Industries, Inc.
6.125%, 01/15/2016 (e)	575,000	570,862
NVR, Inc.
5.000%, 06/15/2010 (e)	490,000	477,995
Penton Media, Inc.
10.375%, 06/15/2011	563,000	593,261
R.H. Donnelley Corp.
6.875%, 01/15/2013	375,000	359,531
Rental Services Corp.
9.500%, 12/01/2014 (b) (e)	93,000	96,023
Station Casinos, Inc.
6.000%, 04/01/2012	250,000	237,188
TCI Communications, Inc.
8.750%, 08/01/2015	1,010,000	1,194,613
		7,981,385

Consumer Staples - 0.6%
Constellation Brands, Inc.
7.250%, 09/01/2016	375,000	385,313
Del Monte Corp.
6.750%, 02/15/2015 (e)	188,000	186,120
		571,433

Energy - 5.7%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	700,000	699,646
Chesapeake Energy Corp.
7.625%, 07/15/2013 (e)	125,000	131,719
6.625%, 01/15/2016	375,000	372,656
Complete Production Services
8.000%, 12/15/2016 (b)	375,000	384,375
Elk Horn Coal Co. LLC
Class A 6.500%, 01/01/2014 (i)	32,573	32,573
Class B 6.500%, 01/01/2014 Payment-in-Kind Interest (i)	18,082	18,082
Energy Transfer Partners LP
5.950%, 02/01/2015	700,000	703,969
Nexen, Inc.
5.875%, 03/10/2035	100,000	93,608
Northwest Pipeline Corp.
8.125%, 03/01/2010	187,000	194,714
Peabody Energy Corp.
7.375%, 11/01/2016	200,000	213,000
Pemex Project Funding Master Trust
8.000%, 11/15/2011 (c) (e)	750,000	825,000
Plains All American Pipeline LP
4.750%, 08/15/2009	750,000	734,307
SemGroup LP
8.750%, 11/15/2015 (b) (e)	187,000	187,935
Tesoro Corp.
6.625%, 11/01/2015 (e)	375,000	372,187
Whiting Petroleum Corp.
7.250%, 05/01/2013	374,000	374,935
		5,338,706

Financials - 14.5%
American Express Co.
6.800%, 09/01/2066 (c)	770,000	821,080
AXA SA
5.130%, 02/06/2049 (c)	1,050,000	900,115
Capital One Financial Corp.
5.700%, 09/15/2011 (e)	770,000	781,413
Colonial Realty LP
6.050%, 09/01/2016 (e)	770,000	779,788
ConocoPhillips Canada Funding Co.
5.300%, 04/15/2012	770,000	769,436
Ford Motor Credit Co.
5.800%, 01/12/2009	281,000	275,898
8.110%, 01/13/2012 (c)	187,000	185,302
8.000%, 12/15/2016 (e)	94,000	92,886
Genworth Financial, Inc.
6.150%, 11/15/2066 (c)	500,000	499,296
Health Care Property Investors, Inc.
5.650%, 12/15/2013	770,000	759,621
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	824,390
Host Marriott LP
6.750%, 06/01/2016	375,000	375,469
iStar Financial, Inc.
5.950%, 10/15/2013 (b)	770,000	773,878
Landsbanki Islands HF
6.100%, 08/25/2011 (b) (e)	770,000	782,836
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	700,000	690,899
North Front Pass-through Trust
5.810%, 12/15/2024 (b) (c) (e)	1,050,000	1,033,725
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (b) (e)	175,000	180,906
PartnerRe Finance II
6.440%, 12/01/2066 (c)	500,000	501,849
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b) (e)	187,000	203,830
TDS Investor Corp.
11.875%, 09/01/2016 (b) (e)	375,000	384,375
USF&G Capital II
8.470%, 01/10/2027	760,000	792,973
Ventas Realty LP
7.125%, 06/01/2015	113,000	118,650
WMC Finance USA
5.125%, 05/15/2013	750,000	737,072
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	350,000	348,984
		13,614,671

Health Care - 0.3%
DaVita, Inc.
7.250%, 03/15/2015 (e)	94,000	95,880
Genesis Healthcare Corp.
8.000%, 10/15/2013	188,000	195,990
		291,870

Industrials - 3.4%
Ametek, Inc.
7.200%, 07/15/2008	750,000	765,784
Caterpillar, Inc.
5.700%, 08/15/2016 (e)	770,000	780,748
DRS Technologies, Inc.
7.625%, 02/01/2018	93,000	95,790
Joy Global, Inc.
6.000%, 11/15/2016 (b)	750,000	745,517
Raytheon Co.
5.500%, 11/15/2012 (e)	770,000	774,832
		3,162,671

Information Technology - 0.3%
Iron Mountain, Inc.
8.750%, 07/15/2018 (e)	75,000	79,500
Western Union Co.
5.930%, 10/01/2016 (b)	250,000	247,606
		327,106

Materials - 2.9%
Boise Cascade LLC
8.249%, 10/15/2012 (c)	93,000	93,232
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (e)	375,000	374,063
Lubrizol Corp.
7.250%, 06/15/2025	700,000	756,701
Lyondell Chemical Co.
8.250%, 09/15/2016 (e)	375,000	393,750
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	375,000	367,500
Reliance Steel & Aluminum Co.
6.200%, 11/15/2016 (b)	770,000	764,348
		2,749,594

Telecommunication Services - 2.9%
America Movil SAB de CV
5.500%, 03/01/2014	750,000	733,141
Citizens Communications Co.
6.250%, 01/15/2013 (e)	375,000	367,969
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (e)	375,000	386,250
Telefonica Emisones SAU
6.421%, 06/20/2016	770,000	794,346
TELUS Corp.
8.000%, 06/01/2011	450,000	492,092
		2,773,798

Utilities - 3.5%
The AES Corp.
9.375%, 09/15/2010	375,000	407,344
Calpine Corp.
9.875%, 12/01/2011 (b) (e) (h)	375,000	407,813
Edison Mission Energy
7.500%, 06/15/2013 (b)	375,000	391,875
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	770,000	780,616
ITC Holdings Corp. (e)
6.375%, 09/30/2036 (b)	770,000	767,866
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	114,461	120,518
LCI International, Inc.
7.250%, 06/15/2007	188,000	188,470
Nevada Power Co.
6.500%, 04/15/2012	94,000	96,498
Sierra Pacific Power Co.
6.250%, 04/15/2012 (e)	94,000	95,446
		3,256,446

TOTAL CORPORATE BONDS (Cost $39,775,112)		40,067,680

MORTGAGE BACKED SECURITIES - 34.0%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	536,483	496,082
Series 2003-8, 4.750%, 10/25/2018	581,070	530,033
Banc of America Funding Corp.
Series 2004-4, 4.686%, 10/25/2019	266,061	249,556
Series 2003-2, 6.377%, 06/25/2032	611,940	618,945
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019 (b)	460,756	444,786
Series 2004-3, 4.875%, 04/25/2019	170,899	159,556
Series 2004-7, 4.797%, 08/25/2019	367,533	348,280
Series 2005-6, 5.000%, 07/25/2020	369,876	358,353
Series 2003-5, 7.500%, 02/25/2031	406,079	422,620
Series 2003-8, 5.500%, 11/25/2033	165,897	165,112
Series 2004-4, 5.422%, 05/25/2034	1,029,282	979,359
Series 2004-6, 5.500%, 07/25/2034	716,410	709,374
Cendant Mortgage Corporation
Series 2002-11P, 5.502%, 12/25/2032 (b)	82,818	80,677
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	1,997,509
Chase Mortgage Finance Corporation
Series 2002-S8, 5.466%, 08/25/2029 (b)	239,856	235,151
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	2,034,046	1,952,049
Series 2003-2 B4, 5.627%, 02/25/2033 (b)	1,379,730	1,260,263
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.608%, 08/25/2035	297,063	278,290
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	577,242	580,329
Pool #254273, 5.000%, 03/01/2009	433,688	432,515
Pool #254340, 5.500%, 05/01/2012	334,691	335,030
Pool #545015, 6.000%, 06/01/2016	444,010	450,618
Pool #727360, 5.500%, 08/01/2018	2,239,788	2,244,066
Pool #481582, 6.500%, 02/01/2029	147,982	151,892
Series 2002-48B, 6.500%, 10/25/2031	1,868,609	1,881,493
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	446,428	416,597
Freddie Mac
Series 2810, 5.500%, 06/15/2034	916,374	912,891
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	797,176	793,239
Pool #E9-1818, 5.000%, 10/01/2017	2,810,280	2,769,451
Pool #E9-6460, 5.000%, 05/01/2018	376,793	371,017
Pool #E9-9160, 4.500%, 09/01/2018	2,517,229	2,431,925
Pool #C7-6658, 5.000%, 02/01/2033	301,379	291,309
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	214,017	220,222
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (b)	244,530	225,990
Series 2004-J1, 5.250%, 04/25/2034	362,946	360,036
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	187,432	186,242
MASTR Seasoned Securities Trust
Series 2004-1, 6.235%, 08/25/2017	473,107	478,915
Series 2004-1, 6.500%, 08/25/2032	848,743	852,682
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	496,486	466,985
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	514,328	506,040
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	210,304	202,000
Series 2003-A12 Class B3, 5.000%, 11/25/2018	279,872	258,244
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	295,821	275,039
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.118%, 09/25/2033	477,265	466,220
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	672,594	639,288
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.966%, 03/25/2033	642,768	634,609
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	881,430	818,124
TOTAL MORTGAGE BACKED SECURITIES (Cost $32,491,975)		31,939,003

U.S. TREASURY OBLIGATIONS - 18.7%
U.S. Treasury Notes - 18.7%
3.125%, 01/31/2007 (e)	430,000	429,875
3.125%, 04/15/2009 (e)	2,900,000	2,797,366
3.875%, 07/15/2010 (e)	2,300,000	2,239,087
5.000%, 08/15/2011 (e)	1,075,000	1,090,033
4.000%, 11/15/2012 (e)	3,000,000	2,896,524
3.875%, 02/15/2013 (e)	3,125,000	2,990,844
4.250%, 11/15/2014 (e)	3,150,000	3,055,746
4.875%, 08/15/2016 (e)	2,100,000	2,125,101
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,868,266)		17,624,576

	Shares	Value
SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
Northern Institutional Diversified Assets Portfolio	2,051,200	$2,051,200
TOTAL SHORT TERM INVESTMENTS (Cost $2,051,201)		2,051,200
Total Investments (Cost $94,905,883) (d) - 100.3%		94,326,060
Northern Institutional Liquid Assets Portfolio (f) - 24.0%		22,537,661
Liabilities in Excess of Other Assets - (24.3)%		(22,805,045)
TOTAL NET ASSETS - 100.0%		$94,058,676

(a)	Non income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security.
(d)	For federal income tax purposes, cost is $94,905,883 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $843,591 and ($1,423,414), respectively, with a net appreciation / (depreciation)
of ($579,823).
(e)	All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $23,326,138, $22,537,661, and $1,278,108, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $86,270 or 0.1% of total net assets.
(h)	Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit Short-term Government Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 41.7%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$158,801	$158,132
Pool #254187, 5.000%, 01/01/2009	306,425	305,135
Pool #254227, 5.000%, 02/01/2009	103,450	103,170
Pool #254340, 5.500%, 05/01/2012	241,722	241,966
Series 2003-122, 4.000%, 05/25/2016	869,969	857,051
Pool #546478, 7.000%, 12/01/2029	637,203	657,356
Pool #576455, 6.498%, 03/01/2031	139,245	141,409
Pool #653686, 5.022%, 08/01/2032	474,470	482,159
Freddie Mac
Series 2770, 3.500%, 12/15/2009	88,167	87,943
Series 2742, 4.000%, 09/15/2012	545,697	541,384
Series 2639, 4.000%, 10/15/2016	1,439,086	1,390,934
Series 2858, 4.000%, 03/15/2020	336,909	333,823
Series 2534, 5.720%, 09/15/2030	134,978	135,018
Series 2550, 5.670%, 11/15/2032	702,794	707,911
Series 2877, 5.720%, 10/15/2034	734,113	731,226
Series 2950, 5.620%, 03/15/2035	1,570,895	1,571,621
Series 3003, 5.570%, 07/15/2035	2,491,858	2,488,566
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	207,175	205,581
Pool #E9-6460, 5.000%, 05/01/2018	351,674	346,282
Ginnie Mae
Pool #034862X, 9.500%, 09/15/2009	2,520	2,614
TOTAL MORTGAGE BACKED SECURITIES (Cost $11,545,669)		11,489,281
U.S. GOVERNMENT AGENCY ISSUES - 7.1%
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,971,040
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,000,000)		1,971,040
U.S. TREASURY OBLIGATIONS - 48.2%
U.S. Treasury Notes
6.250%, 02/15/2007 (d)	1,500,000	1,501,863
3.375%, 02/28/2007 (d)	3,000,000	2,992,266
3.875%, 07/31/2007 (d)	2,000,000	1,986,718
3.625%, 01/15/2008 (c) (d)	1,873,995	1,893,979
3.000%, 02/15/2009 (d)	2,000,000	1,928,124
4.875%, 08/15/2009 (d)	2,000,000	2,006,016
4.625%, 10/31/2011 (d)	1,000,000	996,367
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,438,671)		13,305,333

	Shares	Value
SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
Northern Institutional Government Select Portfolio	605,120	$605,120
TOTAL SHORT TERM INVESTMENTS (Cost $605,119)		605,120
Total Investments (Cost $27,589,459) (a) - 99.2%		27,370,774
Northern Institutional Liquid Assets Portfolio (b) - 34.8%		9,586,927
Liabilities in Excess of Other Assets - (34.0)%		(9,369,739)
TOTAL NET ASSETS - 100.0%		$27,587,962

(a)	For federal income tax purposes, cost is $27,589,459 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $18,628 and $(237,313) respectively, with a net appreciation/(depreciation)
of $(218,685).
(b)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $13,252,352, $9,586,927, and $3,930,725, respectively.
(c)	Inflation protected security.
(d)	All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit High Yield Bond Fund

	Shares	Value
COMMON STOCKS - 2.7%
Consumer Discretionary - 1.7%
Avado Brands, Inc. (a) (f) (h)	9,462	$113,544
Harrah's Entertainment, Inc.	3,000	248,160
Intermet Corp. (a) (f)	6,346	38,076
		399,780

Energy - 0.7%
Elk Horn Coal Co. LLC (a) (h)	262,500	152,276
Materials - 0.3%
Simonds Industries, Inc. (a) (f) (h)	2,746	81,831
TOTAL COMMON STOCKS (Cost $1,628,994)		633,887

PREFERRED STOCKS - 2.1%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	66	487,265
TOTAL PREFERRED STOCKS (Cost $439,375)		487,265

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.9%
Atlas Air, Inc.
Series 1998-1, 7.380%, 07/02/2019	$300,000	$277,500
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (g) (h)	65,715	65,879
Stingray Pass-Through Trust
Series 2005, 5.902%, 01/12/2015 (b)	443,252	328,521
TOTAL ASSET BACKED SECURITIES (Cost $703,666)		671,900

CORPORATE BONDS - 86.3%
Consumer Discretionary - 24.9%
Boyd Gaming Corp.
6.750%, 04/15/2014	500,000	498,750
Cadmus Communications Corp.
8.375%, 06/15/2014	250,000	248,750
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	250,000	272,500
Echostar DBS Corporation
6.625%, 10/01/2014	500,000	487,500
Hanesbrands, Inc.
8.734%, 12/15/2014 (b) (c)	500,000	508,750
Idearc, Inc.
8.000%, 11/15/2016 (b)	600,000	609,000
Intcomex, Inc.
11.750%, 01/15/2011 (b)	500,000	495,000
MGM Mirage, Inc.
6.750%, 09/01/2012 (i)	500,000	492,500
Penton Media, Inc.
10.375%, 06/15/2011	750,000	790,312
R.H. Donnelley Corp.
6.875%, 01/15/2013	500,000	479,375
Rental Services Corp.
9.500%, 12/01/2014 (b) (i)	125,000	129,062
Station Casinos, Inc.
6.000%, 04/01/2012	750,000	711,563
Technical Olympic USA, Inc.
9.000%, 07/01/2010	100,000	98,500
		5,821,562

Consumer Staples - 5.1%
Constellation Brands, Inc.
7.250%, 09/01/2016 (i)	500,000	513,750
Del Monte Corp.
6.750%, 02/15/2015 (i)	250,000	247,500
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (b)	500,000	431,250
		1,192,500

Energy - 15.5%
Chesapeake Energy Corp.
7.625%, 07/15/2013 (i)	250,000	263,437
6.625%, 01/15/2016	500,000	496,875
Complete Production Services
8.000%, 12/15/2016 (b)	500,000	512,500
Elk Horn Coal Co. LLC
Class A 6.500%, 01/01/2014 (h)	43,546	43,546
Class B 6.500%, 01/01/2014 Payment-in-Kind Interest (h)	24,176	24,176
Northwest Pipeline Corp.
8.125%, 03/01/2010	250,000	260,313
Peabody Energy Corp.
7.375%, 11/01/2016	250,000	266,250
Regency Energy Partners LP
8.375%, 12/15/2013 (b) (i)	500,000	501,250
SemGroup LP
8.750%, 11/15/2015 (b) (i)	250,000	251,250
Tesoro Corp.
6.625%, 11/01/2015 (b)	500,000	496,250
Whiting Petroleum Corp.
7.250%, 05/01/2013	500,000	501,250
		3,617,097

Financials - 13.8%
Ford Motor Credit Co.
5.800%, 01/12/2009	375,000	368,191
8.110%, 01/13/2012 (c)	250,000	247,730
8.000%, 12/15/2016 (i)	125,000	123,519
GMAC LLC
7.750%, 01/19/2010	500,000	523,332
Host Hotels & Resorts LP
6.875%, 11/01/2014 (b)	250,000	253,125
Host Marriott LP
6.750%, 06/01/2016	500,000	500,625
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (b) (i)	250,000	258,438
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b) (i)	250,000	272,500
TDS Investor Corp.
11.875%, 09/01/2016 (b) (i)	500,000	512,500
Ventas Realty LP
7.125%, 06/01/2015	150,000	157,500
		3,217,460

Health Care - 1.7%
DaVita, Inc.
7.250%, 03/15/2015	125,000	127,500
Genesis Healthcare Corp.
8.000%, 10/15/2013	250,000	260,625
		388,125

Industrials - 2.8%
Corrections Corporation of America
7.500%, 05/01/2011 (i)	500,000	515,000
DRS Technologies, Inc.
7.625%, 02/01/2018	125,000	128,750
		643,750

Information Technology - 0.4%
Iron Mountain, Inc.
8.750%, 07/15/2018 (i)	100,000	106,000
Materials - 8.7%
Boise Cascade LLC
8.249%, 10/15/2012 (c)	125,000	125,312
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (i)	500,000	498,750
Huntsman LLC
11.625%, 10/15/2010	130,000	142,025
Lyondell Chemical Co.
8.000%, 09/15/2014	250,000	259,375
8.250%, 09/15/2016	500,000	525,000
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	500,000	490,000
		2,040,462

Telecommunication Services - 4.3%
Citizens Communications Co.
6.250%, 01/15/2013 (i)	500,000	490,625
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (i)	500,000	515,000
		1,005,625

Utilities - 9.1%
The AES Corp.
9.375%, 09/15/2010	500,000	543,125
Calpine Corp.
9.875%, 12/01/2011 (b) (g) (i)	500,000	543,750
Edison Mission Energy
7.500%, 06/15/2013 (i)	500,000	522,500
LCI International, Inc.
7.250%, 06/15/2007	250,000	250,625
Nevada Power Co.
6.500%, 04/15/2012	125,000	128,322
Sierra Pacific Power Co.
6.250%, 04/15/2012	125,000	126,923
		2,115,245

TOTAL CORPORATE BONDS (Cost $19,624,849)		20,147,826

U.S. TREASURY OBLIGATIONS - 2.0%
U.S. Treasury Notes - 2.0%
3.875%, 02/15/2013	500,000	478,535
TOTAL U.S. TREASURY OBLIGATIONS (Cost $481,534)		478,535

	Shares	Value
SHORT TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
Northern Institutional Diversified Assets Portfolio	1,221,428	$1,221,428
TOTAL SHORT TERM INVESTMENTS (Cost $1,221,428)		1,221,428
Total Investments (Cost $24,099,846) (d) - 101.2%		23,640,841
Northern Institutional Liquid Assets Portfolio (e) - 21.4%		5,002,172
Liabilities in Excess of Other Assets - (22.6)%		(5,289,702)
TOTAL NET ASSETS - 100.0%		$23,353,311

(a)	Non income producing security.
(b)	Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security.
(d)	For federal income tax purposes, cost is $24,099,846 and gross unrealized appreciation and depreciation of securities as of December 31, 2006 was $675,640 and ($1,134,645), respectively, with a net appreciation / (depreciation) of ($459,005).
(e)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted is $4,898,997,
$5,002,172, and $0, respectively.
(f)	Security is considered illiquid. The aggregate value of such securities is $233,451 or 1.0% of total net assets.
(g)	Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i)	All or a portion of the security is out on loan.

Summit Mutual Funds - Apex Series
Schedule of Investments
December 31, 2006 (Unaudited)
Summit Money Market Fund

	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.7%
Steers Mercury III Trust
5.370%, 01/27/2007 (b)	$1,000,000	$1,000,000
TOTAL ASSET BACKED SECURITIES (Cost $1,000,000)		1,000,000

CERTIFICATES OF DEPOSIT - 17.8%
Banco Bilbao
5.325%, 02/06/2007	2,000,000	2,000,000
Bank Of Tokyo - Mitsubishi
5.310%, 01/08/2007	2,000,000	2,000,000
5.360%, 04/23/2007	1,000,000	1,000,000
Canadian Imperial Bank
5.310%, 01/05/2007	1,500,000	1,500,000
HSH Nordbank AG
5.350%, 04/13/2007	1,000,000	1,000,000
Mizuho Corporate Bank
5.330%, 01/04/2007	2,500,000	2,500,000
5.340%, 02/08/2007	2,000,000	2,000,000
5.340%, 02/13/2007	1,000,000	1,000,000
Natexis Banque Popularies
5.000%, 02/08/2007	1,300,000	1,300,000
Nationwide Building Society
5.320%, 01/04/2007	3,000,000	3,000,000
Norinchukin Bank
5.350%, 02/15/2007	2,000,000	2,000,000
5.405%, 03/15/2007	4,000,000	4,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $23,300,000)		23,300,000

COMMERCIAL PAPER - 50.5%
BMW US Capital Corp.
5.300%, 01/02/2007	5,000,000	4,999,264
Cancara Asset Securitization Ltd.
5.260%, 01/19/2007 (a)	6,000,000	5,984,220
Cedar Springs Capital Co.
5.310%, 01/05/2007 (a)	3,000,000	2,998,230
CIT Group Holdings, Inc.
7.375%, 04/02/2007	1,500,000	1,507,179
DEPFA Bank Europe PLC
5.328%, 04/16/2007 (a)	1,000,000	984,804
Falcon Asset Securitization Corp.
5.275%, 01/18/2007 (a)	2,000,000	1,995,018
Gannett Company
5.360%, 01/03/2007 (a)	1,500,000	1,499,553
Giro Funding
5.290%, 01/22/2007 (a)	6,000,000	5,981,485
Greyhawk Funding LLC
5.270%, 01/19/2007 (a)	6,000,000	5,984,190
Irish Life & Permanent
5.260%, 02/28/2007 (a)	3,000,000	2,974,577
K2 LLC
5.260%, 02/13/2007 (a)	3,000,000	2,981,152
KBC Financial Products International Ltd.
5.340%, 05/14/2007 (a)	1,000,000	980,789
Lake Constance Funding LLC
5.260%, 03/16/2007 (a)	1,000,000	989,188
Nieuw Amsterdam Receivables
5.320%, 01/02/2007	4,099,000	4,098,394
Old Line Funding Corp.
5.360%, 01/04/2007 (a)	5,200,000	5,197,677
Perry Global Funding LLC
5.260%, 02/14/2007 (a)	4,000,000	3,974,284
Prudential PLC
5.300%, 01/02/2007	6,000,000	5,999,117
Simba Funding Corp.
5.270%, 03/21/2007 (a)	3,000,000	2,965,306
Tango Finance Corp.
5.250%, 01/25/2007 (a)	3,000,000	2,989,500
Verizon Communications, Inc.
5.320%, 01/18/2007 (a)	1,000,000	997,488
TOTAL COMMERCIAL PAPER (Cost $64,574,236)		66,081,415

FLOATING RATE NOTES (b) - 27.2%
American Express Bank
5.290%, 01/08/2007	2,000,000	1,999,833
American Express Credit Corp.
5.310%, 01/09/2007	1,000,000	999,998
American Honda Finance
5.514%, 01/16/2007 (a)	2,000,000	2,000,128
BNP Paribas Bank
5.340%, 01/26/2007	1,000,000	1,000,000
Canadian Imperial Bank
5.453%, 01/3/2007	2,000,000	1,999,608
Carrera Capital Finance LLC
5.350%, 03/06/2007 (a)	2,000,000	2,000,000
CIT Group, Inc.
5.574%, 02/15/2007	2,000,000	2,000,489
Credit Suisse First Boston
5.376%, 01/24/2007 (a)	2,000,000	2,000,007
DNB Nor Bank
5.340%, 01/25/2007	3,000,000	3,000,000
General Electric Capital Corp.
5.310%, 01/24/2007	4,000,000	4,000,000
Goldman Sachs Group
5.433%, 01/03/2007 (a) (c)	2,000,000	2,000,000
IBM Corp.
5.360%, 01/08/2007	1,000,000	999,932
K2 LLC
5.345%, 01/08/2007	2,000,000	2,000,121
M&I Bank
5.350%, 01/15/2007	1,000,000	1,000,000
Morgan Stanley
5.383%, 01/03/2007	5,000,000	5,000,000
Natexis Banque
5.483%, 01/03/2007	1,000,000	1,000,000
Skandinaviska Enskilda Banken
5.320%, 01/18/2007	3,000,000	3,000,000
Toronto Dominion Bank
5.450%, 10/25/2007	600,000	600,000
Unicredito Italiano Bank Ireland
5.360%, 01/09/2007	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES (Cost $39,107,295)		37,600,116

MEDIUM TERM NOTES - 2.3%
American Honda Finance
5.345%, 02/09/2007 (a) (b)	2,000,000	2,000,000
Five Finance, Inc.
5.700%, 07/03/2007 (a)	1,000,000	1,000,000
TOTAL MEDIUM TERM NOTES (Cost $3,000,000)		3,000,000

	Shares	Value
MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	15,106	$15,106
TOTAL MONEY MARKET FUNDS (Cost $15,106)		15,106
Total Investments (Cost $130,996,637) - 98.5%		130,996,637
Other Assets in Excess of Liabilities - 1.5%		1,989,915
TOTAL NET ASSETS - 100.0%		$132,986,552

(a)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.
(b)	Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
(c)
Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified as liquid securities. The aggregate value of such securities is $2,000,000 or 1.5% of total net assets.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Controller have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 2/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: 2/27/2007

By: /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date: 2/27/2007